Income from operations - Disaggregation of Sales per geographical cluster (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016
Income from operations - Text Details (Detail) [Line Items]
Total revenue		€ 18,121	[1]	€ 17,780	€ 17,422
Revenue from contracts with customers		17,784
Revenue From Other Sources	[2],[3]	338
Goods or services transferred at point in time [member]
Income from operations - Text Details (Detail) [Line Items]
Revenue from contracts with customers		14,270
Goods or services transferred over time [member]
Income from operations - Text Details (Detail) [Line Items]
Revenue from contracts with customers		3,514
Growth Geographies [member]
Income from operations - Text Details (Detail) [Line Items]
Total revenue		5,901	[1]	5,862	5,596
Revenue from contracts with customers		5,898
Revenue From Other Sources	[3]	2
Growth Geographies [member] | Goods or services transferred at point in time [member]
Income from operations - Text Details (Detail) [Line Items]
Revenue from contracts with customers		5,200
Growth Geographies [member] | Goods or services transferred over time [member]
Income from operations - Text Details (Detail) [Line Items]
Revenue from contracts with customers		699
North America [member]
Income from operations - Text Details (Detail) [Line Items]
Total revenue		6,338	[1]	6,409	6,279
Revenue from contracts with customers		6,311
Revenue From Other Sources	[3]	27
North America [member] | Goods or services transferred at point in time [member]
Income from operations - Text Details (Detail) [Line Items]
Revenue from contracts with customers		4,616
North America [member] | Goods or services transferred over time [member]
Income from operations - Text Details (Detail) [Line Items]
Revenue from contracts with customers		1,696
Other Mature Geographies [member]
Income from operations - Text Details (Detail) [Line Items]
Total revenue		1,892	[1]	1,707	1,792
Revenue from contracts with customers		1,619
Revenue From Other Sources	[3]	273
Other Mature Geographies [member] | Goods or services transferred at point in time [member]
Income from operations - Text Details (Detail) [Line Items]
Revenue from contracts with customers		1,280
Other Mature Geographies [member] | Goods or services transferred over time [member]
Income from operations - Text Details (Detail) [Line Items]
Revenue from contracts with customers		339
Total Mature Geographies [member]
Income from operations - Text Details (Detail) [Line Items]
Total revenue		12,221	[1]	11,918	11,826
Revenue from contracts with customers		11,885
Revenue From Other Sources	[3]	335
Total Mature Geographies [member] | Goods or services transferred at point in time [member]
Income from operations - Text Details (Detail) [Line Items]
Revenue from contracts with customers		9,070
Total Mature Geographies [member] | Goods or services transferred over time [member]
Income from operations - Text Details (Detail) [Line Items]
Revenue from contracts with customers		2,815
Western Europe [member]
Income from operations - Text Details (Detail) [Line Items]
Total revenue		3,990	[1]	€ 3,802	€ 3,756
Revenue from contracts with customers		3,955
Revenue From Other Sources	[3]	35
Western Europe [member] | Goods or services transferred at point in time [member]
Income from operations - Text Details (Detail) [Line Items]
Revenue from contracts with customers		3,174
Western Europe [member] | Goods or services transferred over time [member]
Income from operations - Text Details (Detail) [Line Items]
Revenue from contracts with customers		€ 781

[1]	Represents revenue from external customers as required by IFRS 8 Operating Segments.
[2]	Other sources mainly includes leases
[3]	Sales from other sources mainly includes leases